UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-04787

_Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
March 31, 2016

Franklin New York Intermediate-Term Tax-Free Income Fund

A SERIES OF FRANKLIN NEW YORK TAX-FREE TRUST

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Contents

Semiannual Report
Franklin New York Intermediate-Term Tax-Free
Income Fund	3
Performance Summary	7
Financial Highlights and Statement of Investments	11
FinancialStatements	20
Notes to Financial Statements	23
Shareholder Information	30

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Not part of the semiannual report

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Semiannual Report

Franklin New York Intermediate-Term Tax-Free Income Fund

We are pleased to bring you Franklin New York Intermediate-Term Tax-Free Income Fund’s semiannual report for the period ended March 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with prudent investment management and preservation of shareholders’ capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes and New York State personal income taxes.1 As a non-fundamental policy, the Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of three to 10 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.75 on September 30, 2015, to $11.89 on March 31, 2016. The Fund’s Class A shares paid dividends totaling 15.50 cents per share for the same period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.52% based on an annualization of the 2.55 cent per share March dividend and the maximum offering price of $12.16 on March 31, 2016. An investor in the 2016 maximum combined effective federal and New York State and City personal income tax bracket of 51.07% (including 3.8% Medicare tax) would need to earn a distribution rate of 5.15% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

State Update

New York’s large and diverse economy continued to improve during the six months under review. The state maintained a strong personal income tax revenue base and gained jobs during the period in most sectors. In particular, large job gains supporters included the education and health services; trade, transportation, and utilities; and construction sectors while the government, leisure and hospitality and manufacturing sectors detracted slightly. New York’s unemployment rate further declined from the beginning of the period from 5.0% to 4.8% at period-end, below the national average at 5.1%.3 New York features significant corporate headquarters and major industrial and commercial concerns, which continued to support high-wage salaries compared to the nation.

The state ended fiscal year 2016 on March 31, 2016, with a surplus intended to be carried into the fiscal year 2017 budget. In January, 2016, New York’s governor released the fiscal year 2017 executive budget proposal. The proposed budget reflected recent budget initiatives intended on moderating overall state expenditures and small increases on spending surrounding Medicaid and school aid. Moreover, the governor also announced the “Built to Lead” program, which included proposals to control spending, reduce taxes, and improve infrastructure, K-12 and higher education. New York’s net tax-supported debt was 5.7% of personal income and $3,092 per capita, compared with the 2.5% and $1,012 national

1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Credit Quality Breakdown*
3/31/16
% of Total
Ratings	Investments
AAA	14.40%
AA	69.47%
A	11.66%
BBB	1.02%
Refunded	3.45%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Dividend Distributions2

10/1/15–3/31/16

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
October	2.60	2.08	2.68
November	2.60	2.08	2.68
December	2.60	2.06	2.67
January	2.60	2.06	2.67
February	2.55	2.01	2.62
March	2.55	2.00	2.64
Total	15.50	12.29	15.96

medians.4 During the period, independent credit rating agency Standard & Poor’s (S&P) affirmed the state’s general obligation AA+ rating with a stable outlook.5 The rating reflected S&P’s view of the state’s continued structural balance through controlled spending, continued on-time budget implementations, strong revenue growth through personal income taxes and continued infrastructure and education support. In contrast, S&P cited potential concerns for New York surrounding volatility of the state’s revenues as the wealthiest taxpayers contribute a significant portion of the total revenues.

Municipal Bond Market Overview

The municipal bond market outperformed the U.S. Treasury market during the six-month period ended March 31, 2016. Investment-grade municipal bonds, as measured by the Barclays Municipal Bond Index, generated a +3.20% total return for the period, while U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, posted a +2.24% total return.6 In our opinion, municipal bonds continued to offer significant value relative to Treasuries because of their tax-exempt status and relatively low risk.

The Federal Reserve (Fed) raised its target interest-rate range to 0.25%–0.50% in December, citing labor market improvement and continued U.S. economic growth. This action ended a seven-year period of near-zero short-term interest rates. At the time, the Fed indicated the move would be followed by a “gradual” tightening of monetary policy. Benchmark 10-year and 30-year tax-exempt interest rates ended the period lower than where they began.

All six months during the period recorded positive inflows into municipal bond funds, reflecting robust demand for tax-exempt debt. Bonds with longer maturities generally performed better than bonds with shorter maturities. In addition, high yield municipal bonds fared better than investment-grade municipal bonds. High yield tax-exempt bonds, as measured by the Barclays High Yield Municipal Bond Index, generated a +4.57% total return for the period.6 Approximately $160 billion in bonds were issued over the past six months; this was offset, however, by the nearly $142 billion in bonds that either matured or were called out of the market, making net supply flat for the period.7

Several developments affected Puerto Rico bonds over the reporting period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances. These challenges also led to liquidity issues including reduced access to the financial markets. On February 6, 2015, a federal judge ruled that Puerto Rico’s Public Corporation Debt Enforcement and Recovery Act (the Act), signed into law on June 28, 2014, was unconstitutional. Following the ruling, which was affirmed by the U.S. Court of Appeals on July 6, 2015, independent credit

4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.
6. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
7. Source: Goldman Sachs Securities Division, Bloomberg.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

rating agencies Moody’s Investors Service and Standard & Poor’s repeatedly downgraded Puerto Rico’s general obligation debt, as well as the ratings of certain related Puerto Rico issuers. On August 21, 2015, Puerto Rico petitioned the U.S. Supreme Court to review the ruling invalidating the Act. In early December, the U.S. Supreme Court granted Puerto Rico’s request, and began hearing oral arguments on March 22, 2016. In addition, the commonwealth continued to seek the expansion of Chapter 9 bankruptcy eligibility through the U.S. Congress.

Near the end of June 2015, in conjunction with announcing that Puerto Rico’s debt was “not payable,” Governor Alejandro Garcia Padilla publicly called for a restructuring of Puerto Rico debt obligations, while certain other Puerto Rico issuers continued to negotiate with creditors for a financial restructuring. During the reporting period, Puerto Rico’s financial issues led to partial defaults by Puerto Rico’s Public Finance Corporation on its debt service payments beginning on August 3, 2015. In September, Governor Garcia Padilla’s working group issued a preliminary report regarding the island’s financial situation and potential restructuring recommendations. On February 1, 2016, the governor officially released the commonwealth’s restructuring proposal. The plan seeks to reduce the burden of $49 billion in tax-supported debt by asking creditors to exchange current securities for a combination of “Base Bonds” and “Growth Bonds.” The uncertainty arising from these recent actions led to price volatility among several Puerto Rico municipal bond issues.

Franklin Templeton has been a member of a creditors’ committee (Ad Hoc Group) made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues. On December 23, 2015, a Restructuring Support Agreement was signed. The agreement, which has attained legislative approval, provides for the Ad Hoc Group to exchange its bonds at 85 cents on the dollar into a new “securitization” bond. There are still many details that need to be resolved, and the formulation of the exchange offer and necessary legislation may take several months. However, we are satisfied that implementation of this agreement would allow PREPA to provide reliable and lower cost service, fund its capital needs for the medium term, ensure environmental compliance, diversify generation resources to include more natural gas and provide jobs.

We believe the PREPA agreement demonstrates how the combination of pursuing our legal rights and engaging in negotiations can achieve positive results, avoiding costly lawsuits or bankruptcy proceedings. The market viewed this agreement as positive, leading PREPA bond prices to increase from December 23 through period-end.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Portfolio Breakdown

3/31/16

% of Total
Investments*
Subject to Government Appropriations	19.8%
General Obligation	19.2%
Transportation	18.7%
Tax-Supported	13.9%
Utilities	7.6%
Higher Education	7.0%
Hospital & Health Care	5.8%
Refunded**	5.1%
Other Revenue	2.6%
Housing	0.3%

*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

Manager’s Discussion

Consistent with our strategy, we typically look to construct a portfolio that maintains an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders. The Fund did not own any securities issued by U.S. territories, such as Puerto Rico, during the period under review.

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Semiannual Report 5

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin New York Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of March 31, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	3/31/16	9/30/15	Change
A (FKNIX)	$11.89	$11.75	+$0.14
C (FKNCX)	$11.93	$11.79	+$0.14
Advisor (FNYZX)	$11.92	$11.78	+$0.14

Distributions[1] (10/1/15–3/31/16)
	Dividend
Share Class	Income
A	$0.1550
C	$0.1229
Advisor	$0.1596

See page 9 for Performance Summary footnotes.

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Semiannual Report 7

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 3/31/16

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Total Annual
Share Class	Total Return[2]	Total Return[3]	Operating Expenses[4]
A			0.65%
6-Month	+2.52%	+0.22%
1-Year	+3.38%	+1.07%
5-Year	+26.28%	+4.30%
10-Year	+51.14%	+3.98%
C			1.20%
6-Month	+2.24%	+1.24%
1-Year	+2.80%	+1.80%
5-Year	+22.89%	+4.21%
10-Year	+43.29%	+3.66%
Advisor[5]			0.55%
6-Month	+2.56%	+2.56%
1-Year	+3.46%	+3.46%
5-Year	+26.94%	+4.89%
10-Year	+52.52%	+4.31%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]		Standardized Yield[7]
A	2.52%	5.15%	0.85%		1.74%
C	2.01%	4.11%	0.32%		0.65%
Advisor	2.66%	5.44%	0.96%		1.96%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Because the Fund may invest in obligations for which banks and other financial institutions may provide liquidity guarantees or credit enhancements, itmaybe vulnerable to setbacks in that industry. Liquidity risk exists when the markets for particular securities or types of securities or other investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specifics events; supply/demand imbalance; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +45.31% and
+3.46%.
6. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
3/31/16.
7. Taxable equivalent distribution rate and yield assume the published rates as of 5/21/15 for the maximum combined effective federal and New York state and City personal income tax rate of 51.07%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 3/31/2016 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
See franklintempletondatasources.com for additional data provider information.

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Semiannual Report 9

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 10/1/15	Value 3/31/16	Period* 10/1/15–3/31/16
A
Actual	$1,000	$1,025.20	$3.29
Hypothetical (5% return before expenses)	$1,000	$1,021.75	$3.29
C
Actual	$1,000	$1,022.40	$6.07
Hypothetical (5% return before expenses)	$1,000	$1,019.00	$6.06
Advisor
Actual	$1,000	$1,025.60	$2.79
Hypothetical (5% return before expenses)	$1,000	$1,022.25	$2.78

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

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FRANKLIN NEW YORK TAX-FREE TRUST

Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	March 31, 2016		Year Ended September 30,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.75	$11.74	$11.41	$11.96	$11.47	$11.46
Income from investment operations[a]:
Net investment income[b]	0.15	0.32	0.33	0.33	0.34	0.36
Net realized and unrealized gains (losses)	0.15	0.01	0.33	(0.56)	0.50	0.01
Total from investment operations	0.30	0.33	0.66	(0.23)	0.84	0.37
Less distributions from net investment income .	(0.16)	(0.32)	(0.33)	(0.32)	(0.35)	(0.36)
Net asset value, end of period	$11.89	$11.75	$11.74	$11.41	$11.96	$11.47

Total return[c]	2.52%	2.81%	5.88%	(1.99)%	7.39%	3.38%

Ratios to average net assets[d]
Expenses.	0.65%	0.65%	0.66%	0.65%	0.66%	0.66%
Net investment income	2.60%	2.71%	2.87%	2.77%	2.93%	3.23%

Supplemental data
Net assets, end of period (000’s)	$558,062	$535,083	$522,201	$599,752	$619,530	$536,697
Portfolio turnover rate	1.79%	6.32%	8.88%	9.94%	4.90%	7.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN NEW YORK TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Six Months Ended
	March 31, 2016		Year Ended September 30,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.79	$11.78	$11.44	$11.99	$11.50	$11.49
Income from investment operations[a]:
Net investment income[b]	0.12	0.25	0.27	0.26	0.28	0.30
Net realized and unrealized gains (losses)	0.14	0.01	0.34	(0.56)	0.49	0.01
Total from investment operations	0.26	0.26	0.61	(0.30)	0.77	0.31
Less distributions from net investment income .	(0.12)	(0.25)	(0.27)	(0.25)	(0.28)	(0.30)
Net asset value, end of period	$11.93	$11.79	$11.78	$11.44	$11.99	$11.50

Total return[c]	2.24%	2.22%	5.40%	(2.54)%	6.78%	2.81%

Ratios to average net assets[d]
Expenses.	1.20%	1.20%	1.21%	1.20%	1.21%	1.21%
Net investment income	2.05%	2.16%	2.32%	2.22%	2.38%	2.68%

Supplemental data
Net assets, end of period (000’s)	$180,351	$165,045	$153,264	$151,209	$160,622	$120,975
Portfolio turnover rate	1.79%	6.32%	8.88%	9.94%	4.90%	7.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN NEW YORK TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Six Months Ended
	March 31, 2016		Year Ended September 30,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.78	$11.77	$11.43	$11.99	$11.50	$11.48
Income from investment operations[a]:
Net investment income[b]	0.16	0.33	0.34	0.34	0.36	0.37
Net realized and unrealized gains (losses)	0.14	0.01	0.34	(0.57)	0.49	0.02
Total from investment operations	0.30	0.34	0.68	(0.23)	0.85	0.39
Less distributions from net investment income .	(0.16)	(0.33)	(0.34)	(0.33)	(0.36)	(0.37)
Net asset value, end of period	$11.92	$11.78	$11.77	$11.43	$11.99	$11.50

Total return[c]	2.56%	2.90%	6.07%	(1.97)%	7.48%	3.56%

Ratios to average net assets[d]
Expenses.	0.55%	0.55%	0.56%	0.55%	0.56%	0.56%
Net investment income	2.70%	2.81%	2.97%	2.87%	3.03%	3.33%

Supplemental data
Net assets, end of period (000’s)	$391,217	$365,499	$313,114	$178,788	$170,270	$121,719
Portfolio turnover rate	1.79%	6.32%	8.88%	9.94%	4.90%	7.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN NEW YORK TAX-FREE TRUST

Statement of Investments, March 31, 2016 (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.9%
New York 97.9%
Albany IDA Civic Facility Revenue, St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.75%, 11/15/22	$4,090,000	$4,416,137
Allegany County GO,
Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/24.	1,135,000	1,425,412
Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/26.	1,245,000	1,536,044
Brookhaven GO,
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/27	3,290,000	3,399,590
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/28	4,420,000	4,544,998
East Meadow Union Free School District GO, Nassau County, Refunding, 5.00%, 8/15/20	1,400,000	1,632,498
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Series A, 5.00%, 5/01/20	8,345,000	9,379,363
City School District of the City of Buffalo Project, Series A, 5.25%, 5/01/24	16,520,000	18,681,807
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	2,073,372
Harrison GO,
Westchester County, Public Improvement, Refunding, 3.00%, 12/15/18	1,020,000	1,079,415
Westchester County, Public Improvement, Refunding, 4.00%, 12/15/20	1,110,000	1,256,875
Haverstraw-Stony Point CSD,
GO, Refunding, 5.00%, 10/15/25	850,000	1,041,352
GO, Refunding, AGMC Insured, 5.00%, 10/15/31	600,000	718,260
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,806,150
General, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/19	5,000,000	5,035,550
Monroe County GO,
Public Improvement, Series A, Assured Guaranty, 4.50%, 6/01/20	2,855,000	3,130,936
Public Improvement, Series A, Assured Guaranty, 4.75%, 6/01/23	2,860,000	3,151,892
Monroe County IDA School Facility Revenue,
Rochester Schools Modernization Project, 5.00%, 5/01/26	5,000,000	5,988,200
Rochester Schools Modernization Project, 5.00%, 5/01/29	9,645,000	11,342,520
Rochester Schools Modernization Project, 5.00%, 5/01/29	1,175,000	1,431,268
Monroe County IDC Revenue,
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/25	5,445,000	6,601,899
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/27	6,220,000	7,434,517
MTA Dedicated Tax Fund Revenue, Refunding, Series A, zero cpn., 11/15/32	70,000,000	42,130,200
MTA Revenue,
Transportation, Green Bonds, Refunding, Series A1, 5.00%, 11/15/29	4,440,000	5,461,866
Transportation, Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	10,919,875
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	12,693,800
Transportation, Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	13,249,012
Transportation, Series E, BAM Insured, 5.00%, 11/15/27	8,900,000	10,713,464
MTA Service Contract Revenue, Refunding, Series A, 5.75%, 7/01/18	1,310,000	1,454,205
Nassau County GO,
General Improvement, Series A, AGMC Insured, 4.25%, 4/01/26	10,540,000	11,671,258
General Improvement, Series C, 4.00%, 10/01/24.	6,200,000	6,777,282
Series A, 4.25%, 12/01/23	5,615,000	6,253,201
Series B, 4.25%, 12/01/23	5,925,000	6,598,435
Series C, AGMC Insured, 5.00%, 7/01/17	4,000,000	4,207,680
New York City GO,
Fiscal 2008, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/17	500,000	528,585
Fiscal 2008, Series E, 5.00%, 8/01/19	3,000,000	3,168,630
Fiscal 2008, Series L, Sub Series L-1, 5.00%, 4/01/23	10,000,000	10,816,700
Fiscal 2012, Series D, Sub Series D-1, 5.00%, 10/01/24	5,000,000	5,924,550
Fiscal 2014, Refunding, Series K, 5.00%, 8/01/20.	8,770,000	10,173,463

14 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26.	$10,000,000	$12,349,600
Fiscal 2016, Refunding, 5.00%, 8/01/26	9,000,000	11,224,980
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	3,109,546
New York City Health and Hospitals Corp. Revenue, Health System, Series A, 5.00%, 2/15/18.	8,000,000	8,614,720
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty, zero cpn.,
3/01/21.	10,150,000	9,170,220
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Refunding, Series DD, 5.00%, 6/15/23	6,000,000	7,422,360
Second General Resolution, Refunding, Series DD, 5.00%, 6/15/29	7,790,000	9,528,261
Second General Resolution, Refunding, Series EE, 5.00%, 6/15/28	8,000,000	9,545,760
Second General Resolution, Refunding, Series FF, 5.00%, 6/15/22	6,800,000	8,279,068
Second General Resolution, Refunding, Series GG, 5.00%, 6/15/27	10,000,000	12,479,300
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/18.	550,000	568,524
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	13,189,490
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,111,920
Fiscal 2012, Series S-1, Sub Series S-1A, 5.00%, 7/15/26.	9,020,000	10,646,126
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2011, Subordinate, Refunding, Series E, 4.50%, 11/01/19	10,000,000	11,232,600
Future Tax Secured, Fiscal 2012, Subordinate, Series E, Sub Series E-1, 5.00%, 2/01/23	5,000,000	6,015,350
Future Tax Secured, New York City Recovery, Fiscal 2003, Sub Series 13, 5.00%, 11/01/22	6,800,000	8,303,208
Future Tax Secured, Sub Series A-1, 5.00%, 5/01/22	7,635,000	8,581,358
Future Tax Secured, Sub Series A-1, Pre-Refunded, 5.00%, 5/01/22	2,365,000	2,652,797
Future Tax Secured, Subordinate, Fiscal 2016, Series A, Sub Series A-1, 5.00%, 8/01/28	5,000,000	6,178,750
Future Tax Secured, Subordinate, Refunding, Series B, 5.00%, 11/01/22	85,000	88,888
Future Tax Secured, Subordinate, Refunding, Series B, 5.00%, 11/01/23	3,170,000	3,314,647
Future Tax Secured, Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/22	75,000	78,439
Future Tax Secured, Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/23	6,265,000	6,552,250
New York City Trust for Cultural Resources Revenue,
Museum of Modern Art, Refunding, Series One-A, 5.00%, 10/01/17	5,000,000	5,322,500
Whitney Museum of American Art, 5.00%, 7/01/21	9,760,000	11,468,293
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, Refunding, 5.00%,
11/15/25	2,250,000	2,819,610
New York St., GO, Series A, 5.00%, 3/01/26	5,000,000	6,129,150
New York State Dormitory Authority Lease Revenue, Third General Resolution, State University
Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/26	8,000,000	9,608,400
New York State Dormitory Authority Lease Revenues, Master Boces Program, Delaware Chenango
Madison Otsego Board of Cooperative Educational Services Issue, XLCA Insured, Pre-Refunded, 5.00%,
8/15/21.	5,340,000	5,655,754
New York State Dormitory Authority Revenues,
Department of Health, Refunding, 5.25%, 7/01/16	500,000	510,575
Department of Health, Refunding, 5.25%, 7/01/17	5,000,000	5,017,501
Department of Health, Refunding, Sub Series 2, NATL Insured, 5.00%, 7/01/18	5,000,000	5,016,150
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23.	9,450,000	11,730,379
Mortgage Hospital, Montefiore Medical Center, NATL Insured, 5.00%, 2/01/18	2,975,000	2,985,204
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18	500,000	551,800
Non-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24	4,765,000	4,819,464
[a]Non-State Supported Debt, Master Boces Program Lease, Oneida Herkimer Madison, Refunding,
5.00%, 8/15/28	1,100,000	1,357,411

franklintempleton.com

Semiannual Report 15

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%,
7/01/23	$1,250,000	$1,498,813
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/19	2,500,000	2,633,300
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/20	3,670,000	3,865,684
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%,
7/01/19	1,500,000	1,679,505
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%,
7/01/21	3,000,000	3,432,270
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.375%, 5/15/21	1,980,000	2,127,451
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.50%, 5/15/22	2,000,000	2,140,700
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.625%, 5/15/23	2,000,000	2,140,700
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.75%, 5/15/24	2,000,000	2,153,840
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 1, 4.00%, 1/15/21	13,510,000	14,850,327
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 2, Sub Series 2-2, 5.00%, 1/15/21	6,675,000	7,147,924
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/23	7,400,000	8,366,218
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/23	2,000,000	2,106,640
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/21.	3,000,000	3,520,440
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/26.	1,000,000	1,213,260
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/27	6,000,000	7,275,780
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/19	5,000,000	5,560,150
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/20	11,695,000	13,008,933
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.00%, 5/01/23	2,000,000	2,092,800
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/16	2,910,000	2,940,002
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/17	2,825,000	2,970,939
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,389,875
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/24	2,750,000	3,279,567
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,407,680
Non-State Supported Debt, School District Bond Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 7.25%, 10/01/28	7,615,000	8,812,687
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/18	7,495,000	8,235,956
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/19	4,000,000	4,528,120
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23	14,280,000	16,590,218
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.00%,
10/01/24	5,000,000	5,661,950

16 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, School Districts Bond Financing Program, Series A, 5.00%, 10/01/24	$7,055,000	$8,380,000
Non-State Supported Debt, School Districts Bond Financing Program, Series A, AGMC Insured,
5.00%, 10/01/23	6,425,000	7,748,678
Non-State Supported Debt, St. John’s University, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/24	1,000,000	1,053,320
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22	1,250,000	1,431,838
Non-State Supported Debt, University of Rochester, Series A-1, Pre-Refunded, 5.00%, 7/01/22	500,000	516,230
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured, 5.50%,
7/01/22	10,000,000	12,400,500
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21	1,000,000	1,171,670
Secondarily Insured, City University, Consolidated Fifth General Resolution, Refunding, Series B,
BHAC Insured, 5.00%, 7/01/21	10,160,000	11,097,768
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL
Insured, 5.50%, 7/01/22	9,240,000	11,470,536
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 7/01/21	1,980,000	2,001,622
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 7/01/22	1,730,000	1,748,892
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/19	5,405,000	5,933,501
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/20	3,460,000	3,797,488
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/21	5,400,000	5,925,366
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/19	65,000	71,405
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/20	40,000	43,941
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/21	75,000	82,390
State Supported Debt, State University Educational Facilities Issue, Third General Resolution,
Refunding, Series A, NATL Insured, 5.50%, 5/15/21	7,000,000	8,483,930
State Supported Debt, State University Educational Facilities Issue, Third General Resolution,
Refunding, Series A, NATL Insured, 5.50%, 5/15/24	7,790,000	9,996,673
New York State Dormitory Authority Sales Tax Revenue,
Refunding, Series A, 5.00%, 3/15/25.	12,000,000	15,227,280
Series B, 5.00%, 3/15/29	15,000,000	18,694,200
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	8,000,000	9,842,240
Refunding, Series A, 5.00%, 2/15/21.	7,120,000	8,184,298
Series A, Pre-Refunded, 5.00%, 2/15/21	15,000	17,242
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving
Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinate,
Refunding, Series A, 5.00%, 6/15/22	5,600,000	6,832,952
New York State Environmental Facilities Corp. State Personal Income Tax Revenue, Series A, 5.00%,
12/15/21	1,115,000	1,239,891
New York State GO,
Series A, 5.00%, 3/15/26	5,195,000	6,606,949
Series E, 3.25%, 12/15/26	10,520,000	11,235,886

franklintempleton.com

Semiannual Report 17

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	$7,840,000	$9,039,128
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,596,900
New York State Municipal Bond Bank Agency Revenue,
Series C, Sub Series C1, Assured Guaranty, 5.00%, 2/15/20	5,705,000	6,534,450
Series C, Sub Series C1, Assured Guaranty, 5.00%, 2/15/21	5,790,000	6,645,994
Series C, Sub Series C1, Assured Guaranty, 5.00%, 2/15/22	4,615,000	5,242,871
New York State Thruway Authority General Revenue,
Refunding, Series K, 5.00%, 1/01/28.	10,000,000	12,152,600
Refunding, Series K, 5.00%, 1/01/29.	10,000,000	12,064,600
Series I, 5.00%, 1/01/25	5,000,000	5,913,450
New York State Thruway Authority Revenue,
Highway and Bridge Trust Fund, Second General, Series B, Pre-Refunded, 5.00%, 4/01/18	5,000,000	5,321,750
Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	5,000,000	5,702,550
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, 5.00%, 4/01/23	5,000,000	5,754,750
Series B, 5.00%, 4/01/21	5,000,000	5,609,500
New York State Thruway Authority State Personal Income Tax Revenue,
Transportation, Series A, 5.00%, 3/15/21.	10,000,000	11,185,600
Transportation, Series A, 5.00%, 3/15/26.	5,000,000	5,849,150
New York State Urban Development Corp. Revenue,
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	11,247,400
Service Contract, Refunding, Series A, Sub Series A-2, 5.00%, 1/01/22	7,650,000	8,730,715
Service Contract, Refunding, Series C, 5.00%, 1/01/22	7,410,000	8,106,095
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%,
12/15/22	1,500,000	1,667,580
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%,
12/15/23	2,500,000	2,778,600
State Personal Income Tax, General Purpose, Series E, 5.00%, 3/15/22	5,000,000	6,010,550
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%,
10/01/19	11,300,000	12,096,763
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%,
7/15/29.	7,060,000	8,237,749
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Eighty-Fourth Series, Refunding, 5.00%, 9/01/25	2,655,000	3,303,245
Consolidated, One Hundred Eighty-Fourth Series, Refunding, 5.00%, 9/01/28	3,250,000	3,961,522
Refunding, Series 194, 5.00%, 10/15/28	9,085,000	11,278,392
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%,
10/01/16	12,000,000	12,220,440
Suffolk County EDC Revenue,
Catholic Health Services, Long Island Obligated Group Project, Pre-Refunded, 5.00%, 7/01/28	1,755,000	2,091,627
Catholic Health Services, Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28	10,245,000	11,309,455
Suffolk County GO,
Refunding, AGMC Insured, 5.00%, 2/01/23	5,045,000	6,123,873
Refunding, Series A, 5.00%, 4/01/19.	3,435,000	3,818,174
Refunding, Series A, 5.00%, 4/01/20.	2,240,000	2,480,106
Syracuse GO,
Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%, 4/15/16	1,440,000	1,441,987
Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%, 4/15/18	1,050,000	1,116,129

18 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Series B-3, 5.00%, 11/15/34	$3,480,000	$4,196,010
General, Refunding, Series A, 5.00%, 1/01/27	10,000,000	11,929,600
General Purpose, Refunding, Series A, 5.00%, 11/15/28	8,200,000	10,287,966
Refunding, Sub Series A, BAM Insured, 5.00%, 11/15/24	10,710,000	13,180,583
Ulster County GO,
Public Improvement, Refunding, 5.00%, 11/15/24	2,600,000	3,118,908
Public Improvement, Refunding, 5.00%, 11/15/28	2,995,000	3,565,937
Utility Debt Securitization Authority Revenue,
Restructuring, Refunding, 5.00%, 6/15/23	1,500,000	1,792,875
Restructuring, Refunding, 5.00%, 12/15/23	1,700,000	2,057,646
Restructuring, Refunding, 5.00%, 6/15/24	1,625,000	1,985,376
Restructuring, Refunding, 5.00%, 12/15/24	1,000,000	1,231,420
[a]Restructuring, Refunding, Series A, 5.00%, 6/15/26	5,000,000	6,264,900
Yonkers GO, Series A, AGMC Insured, 5.00%, 10/01/24	1,000,000	1,164,830
Total Municipal Bonds (Cost $1,026,873,084) 97.9%		1,105,358,775
Other Assets, less Liabilities 2.1%		24,271,278
Net Assets 100.0%		$1,129,630,053

See Abbreviations on page 29.

aSecurity purchased on a when-issued basis. See Note 1(b).

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

FRANKLIN NEW YORK TAX-FREE TRUST

Financial Statements

Statement of Assets and Liabilities
March 31, 2016 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

Assets:
Investments in securities:
Cost	$1,026,873,084
Value.	$1,105,358,775
Cash.	19,855,125
Receivables:
Capital shares sold	2,731,745
Interest	13,440,101
Other assets	733
Total assets	1,141,386,479
Liabilities:
Payables:
Investment securities purchased	7,525,759
Capital shares redeemed	2,972,098
Management fees	444,228
Distribution fees	282,123
Transfer agent fees	126,396
Trustees’ fees and expenses	1,777
Distributions to shareholders	336,668
Accrued expenses and other liabilities.	67,377
Total liabilities	11,756,426
Net assets, at value	$1,129,630,053
Net assets consist of:
Paid-in capital	$1,059,662,161
Undistributed net investment income	754,010
Net unrealized appreciation (depreciation)	78,485,691
Accumulated net realized gain (loss)	(9,271,809)
Net assets, at value	$1,129,630,053
Class A:
Net assets, at value	$558,062,090
Shares outstanding.	46,921,818
Net asset value per share[a]	$11.89
Maximum offering price per share (net asset value per share ÷ 97.75%)	$12.16
Class C:
Net assets, at value	$180,351,160
Shares outstanding.	15,117,553
Net asset value and maximum offering price per share[a]	$11.93
Advisor Class:
Net assets, at value	$391,216,803
Shares outstanding.	32,808,409
Net asset value and maximum offering price per share	$11.92

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

20 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended March 31, 2016 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

Investment income:
Interest	$17,790,287
Expenses:
Management fees (Note 3a)	2,598,458
Distribution fees: (Note 3c)
Class A	272,786
Class C	558,188
Transfer agent fees: (Note 3e)
Class A	144,403
Class C	45,499
Advisor Class	100,428
Custodian fees	4,770
Reports to shareholders	22,996
Registration and filing fees	18,879
Professional fees.	21,945
Trustees’ fees and expenses.	25,371
Other	28,307
Total expenses	3,842,030
Net investment income	13,948,257
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(139,089)
Net change in unrealized appreciation (depreciation) on investments	13,464,773
Net realized and unrealized gain (loss)	13,325,684
Net increase (decrease) in net assets resulting from operations	$27,273,941

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 21

FRANKLIN NEW YORK TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin New York Intermediate-Term Tax-Free Income Fund

	Six Months Ended
	March 31, 2016	Year Ended
	(unaudited)	September 30, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$13,948,257	$27,655,639
Net realized gain (loss)	(139,089)	(622,204)
Net change in unrealized appreciation (depreciation)	13,464,773	874,923
Net increase (decrease) in net assets resulting from operations	27,273,941	27,908,358
Distributions to shareholders from:
Net investment income:
Class A	(7,136,822)	(14,271,974)
Class C	(1,774,588)	(3,369,444)
Advisor Class	(5,092,931)	(9,737,290)
Total distributions to shareholders	(14,004,341)	(27,378,708)
Capital share transactions: (Note 2)
Class A	16,408,039	12,621,426
Class C	13,262,400	11,658,930
Advisor Class	21,063,291	52,237,738
Total capital share transactions	50,733,730	76,518,094
Net increase (decrease) in net assets	64,003,330	77,047,744
Net assets:
Beginning of period	1,065,626,723	988,578,979
End of period.	$1,129,630,053	$1,065,626,723
Undistributed net investment income included in net assets:
End of period.	$754,010	$810,094

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST

Notes to Financial Statements (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. Organization and Significant Accounting Policies

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

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Semiannual Report 23

FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Income Taxes (continued)

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

2. Shares of Beneficial Interest

At March 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	March 31, 2016		September 30, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	4,303,109	$50,875,606	6,843,237	$80,471,681
Shares issued in reinvestment of distributions	544,905	6,449,930	1,083,668	12,745,499
Shares redeemed	(3,461,585)	(40,917,497)	(6,860,550)	(80,595,754)
Net increase (decrease)	1,386,429	$16,408,039	1,066,355	$12,621,426
Class C Shares:
Shares sold	1,967,837	$23,359,916	2,698,448	$31,804,474
Shares issued in reinvestment of distributions	119,183	1,415,142	228,282	2,692,660
Shares redeemed	(971,757)	(11,512,658)	(1,939,196)	(22,838,204)
Net increase (decrease)	1,115,263	$13,262,400	987,534	$11,658,930
Advisor Class Shares:
Shares sold	4,357,283	$51,643,939	8,875,361	$104,556,072
Shares issued in reinvestment of distributions	347,934	4,128,893	670,202	7,900,288
Shares redeemed	(2,924,864)	(34,709,541)	(5,119,801)	(60,218,622)
Net increase (decrease)	1,780,353	$21,063,291	4,425,762	$52,237,738

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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Semiannual Report 25

FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

3.	Transactions with Affiliates (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended March 31, 2016, the Fund’s annualized effective management fee rate was 0.475% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers.	$33,105
CDSC retained	$28,308

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburse Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended March 31, 2016, the Fund paid transfer agent fees of $290,330, of which $69,246 was retained by Investor Services.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At September 30, 2015, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2016	$1,391,438
2017	1,199,413
2018	1,069,047
Capital loss carryforwards not subject to expiration:
Short term	5,014,528
Long term	458,294
Total capital loss carryforwards	$9,132,720

At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$1,026,724,054

Unrealized appreciation	$78,634,721
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$78,634,721

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2016, aggregated $71,339,362 and $19,205,000, respectively.

6. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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Semiannual Report 27

FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

7. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2016, the Fund did not use the Global Credit Facility.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

 Abbreviations

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CSD	Central School District
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HDC	Housing Development Corp.
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
XLCA	XL Capital Assurance

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Semiannual Report 29

FRANKLIN NEW YORK TAX-FREE TRUST
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 23, 2016, the Board of Trustees (Board), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “non-interested Trustees” or “independent Trustees”), approved renewal of the investment management agreement for Franklin New York Intermediate-Term Tax-Free Income Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, risk control, pricing, and other services provided by the Investment Manager (Manager) and its affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Broadridge report, which utilizes data from Lipper, Inc. (Lipper), compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager. The Board also received a report on all marketing support payments made by FTI to financial intermediaries during the past year, as well as a memorandum relating to third-party servicing arrangements in response to a Guidance Update from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of shares of different funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Additionally, the Board noted the Manager’s continued attention to pricing and valuation issues, particularly with respect to complex securities.

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FRANKLIN NEW YORK TAX-FREE TRUST
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
SHAREHOLDER INFORMATION

Board Review of Investment Management Agreement (continued)

Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and steps taken by FTI to enhance analytical support to the investment management groups and provide additional oversight of liquidity risk and complex securities. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests, as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued introduction of new funds and reassessment of the fund offerings in response to the market environment.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Broadridge report furnished for the agreement renewal. The Broadridge report for this Fund showed the investment performance of its Class A shares during 2015 and the previous 10-year period ended December 31, 2015, in comparison with a performance universe consisting of all retail and institutional New York intermediate municipal debt funds as selected by Lipper. The Broadridge report showed the Fund’s income return for 2015 to be in the second-highest quintile of its performance universe, and on an annualized basis to be in the second-highest quintile of such universe for the previous three-and 10-year periods, and in the middle quintile of such universe for the five-year period. The Broadridge report showed the Fund’s total return in 2015 to be in the highest performing quintile of its performance universe, and on an annualized basis to be in the highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Board found the Fund’s performance as shown in the Broadridge report to be satisfactory, noting its income-oriented objective.

COMPARATIVE EXPENSES. Consideration was given to the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares for funds having multiple share classes. The results of such Lipper expense comparisons showed that both the contractual investment management fee rate of the Fund and its total expense ratio were below the median of its Lipper expense group. The Board was satisfied with the expenses of the Fund in comparison to its Lipper expense group, noting in particular that its total expense ratio was the lowest of its peer group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the

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Semiannual Report 31

FRANKLIN NEW YORK TAX-FREE TRUST
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
SHAREHOLDER INFORMATION

12-month period ended September 30, 2015, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund’s investment management agreement provides for fee breakpoints continuing beyond its existing asset size so that as the Fund grows in size, its effective management fee rate declines. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for the Fund provided for a sharing of benefits with the Fund and its shareholders as the Fund grows.

32 Semiannual Report

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FRANKLIN NEW YORK TAX-FREE TRUST
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
SHAREHOLDER INFORMATION

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 26, 2016

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 26, 2016